ABERDEEN FUNDS

Aberdeen China Opportunities Fund (the “Fund”)

Supplement to the Fund’s Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), each dated February 28, 2017, as supplemented to date

All references to Kathy Xu in the Prospectus and SAI are deleted.

This supplement is dated January 19, 2018.

Please retain this supplement for future reference.